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                    AS FILED WITH THE SECURITIES AND EXCHANGE
                        COMMISSION ON NOVEMBER 19, 1996

                                         FILE NO. 2-15893

 ...............................................................

                        SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549
                                      FORM N-1A

                            REGISTRATION STATEMENT
                                      Under
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 62
                                      And
                      THE INVESTMENT COMPANY ACT OF 1940
                                  AMENDMENT NO 62

                           .........................

                         STONEBRIDGE GROWTH FUND, INC.
                  (formerly National Industries Fund, Inc.)
             (Exact name of registrant as specified in charter)

                         5990 Greenwood Plaza Boulevard
                            Englewood, Colorado 80111
                                   (303)220-8500
                   (Address of Principal Executive Office)

                          Debra L. Newman, President
                         Stonebridge Growth Fund, Inc.
                             1801 Century Park East
                         Los Angeles, California 90067
                 (Name and address of agent for service of process)
                             .........................
                                      Copy to:
                                  Michael Glazer
                          Paul, Hastings, Janofsky & Walker
                                555 South Flower Street
                             Los Angeles, California 90071
                                      ..........................
It is proposed that this filing will become effective (check appropriate box)
/x/   immediately upon filing pursuant to paragraph (b)
/ /    on (date) pursuant to paragraph (b)
/ /    60 days after filing pursuant to paragraph (a)(i)
/ /    on (date) pursuant to paragraph (a)(i)
/ /    75 days after filing pursuant to paragraph (a)(ii)
/ /    On (date) pursuant to paragraph (a)(ii) of rule 485

IF APPROPRIATE , CHECK THE FOLLOWING BOX:
/ /    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                       .........................
Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of common stock. The amount of the registration fee is $500.00.

                             STONEBRIDGE GROWTH FUND, INC.
                                       Form N-1A
This Post-Effective Amendment is filed for the sole purpose of electing to register an indifinite number of shares of common stock of Registrant pursuant to Rule 24f-2 under the Investment Company Act of 1940.




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                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Los Angeles and State of California on the 19th day of November, 1996.

                                STONEBRIDGE GROWTH FUND, INC.

                                                 By


                                           Debra L. Newman, President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has beeen signed below by the following persons in the capacities and on the dates indicated.



        SIGNATURE                                            TITLE                                       DATE
     ........................                             ...........                                ..........


   (1) Principal Executive Officers:

         ..............................................     President                            November 19, 1996
            Debra L. Newman

         .............................................      Vice President                       November 19, 1996
             Richard C. Barrett

(2) Principal Financial and Accounting Officer

           ..........................................       Treasurer                            November 19, 1996
              Joanne E. Ashton

(3) Directors

            ........................................        Director                              November 19, 1996
              Richard C. Barrett

             .......................................        Director                              November 19, 1996
               Selvyn B. Bleifer, M.D.

             ........................................       Director                              November 19, 1996
               Marvin Freedman

              ......................................        Director                              November 19, 1996
                Charles F. Haas